Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	9 Months Ended	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Accounts receivable previously reserved from customers in Russia	$ (0.9)	$ (0.3)
LIONS GATE ENTERTAINMENT CORP [Member]
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Accounts receivable previously reserved from customers in Russia	(0.6)	0.5
Valuation allowance, opening balance from acquisition of eOne		187.0
LIONS GATE ENTERTAINMENT CORP [Member] | Receivables Impacted By Russia's Invasion Of Ukraine
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Accounts receivable previously reserved from customers in Russia			$ 2.5
LIONS GATE ENTERTAINMENT CORP [Member] | Returns and Allowances
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	17.9	17.6	19.3	$ 26.1
Charged to Costs and Expenses		33.1	40.6	44.4
Charged to Other Accounts		0.0	0.0	0.0
Deductions		(32.8)	(42.3)	(51.2)
Balance at End of Period		17.9	17.6	19.3
LIONS GATE ENTERTAINMENT CORP [Member] | Provision for Doubtful Accounts
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	7.2	9.2	11.5	6.5
Charged to Costs and Expenses		0.5	1.1	5.3
Charged to Other Accounts		1.3	0.0	0.0
Deductions		(3.8)	(3.4)	(0.3)
Balance at End of Period		7.2	9.2	11.5
LIONS GATE ENTERTAINMENT CORP [Member] | Deferred Tax Valuation Allowance
SEC Schedule, 12-09, Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 808.3	455.7	362.8	350.9
Charged to Costs and Expenses		164.7	115.9	40.4
Charged to Other Accounts		187.9	(23.0)	(28.5)
Deductions		0.0	0.0	0.0
Balance at End of Period		$ 808.3	$ 455.7	$ 362.8